Note 10 - Credit Facilities and Long-Term Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.    CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		December 31, 2012	June 30, 2013
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (1.32% and 1.34% at December 31, 2012 and June 30, 2013, respectively)	1,320	1,200
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (1.39% and 1.42% at December 31, 2012 and June 30, 2013 respectively)	62	-
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due June 2014 (1.11% and 1.12% at December 31, 2012 and June 30, 2013, respectively)	84	61
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (1.19% and 1.22% at December 31, 2012 and June 30, 2013, respectively)	39	32
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (0.99% and 1.02% at December 31, 2012 and June 30, 2013, respectively)	39	27
		1,544	1,320
	Less current maturities	(409)	(360)
	Total	€1,135	960

The maturities of long-term debt are as follows:

June 30,
2015	240
2016	240
2017	240
2018	240
Thereafter	-
Total	€960